 GOF-P14 10/26

PUTNAM ASSET ALLOCATION FUNDS
PUTNAM FUNDS TRUST
PUTNAM VARIABLE TRUST
SUPPLEMENT DATED OCTOBER 23, 2026
TO THE PROSPECTUS
OF EACH FUND LISTED IN SCHEDULE A

I. The following replaces the first sentence of the section titled “What are each fund’s main investment strategies and related risks? ─ Derivatives risk” in the prospectus of each fund noted with an asterisk in Schedule A.

The fund may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts, including interest rate swaps and total return swaps, which may include risk premia total return swaps referencing proprietary or third-party indices designed to capture systemic factor exposures across equity, fixed income, commodity and currency asset classes.

II. The following replaces the first sentence of the section titled “What are the fund’s main investment strategies and related risks? ─ Derivatives risk” in Putnam VT Global Asset Allocation Fund’s prospectus.

The fund may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts, including interest rate swaps and total return swaps, which may include risk premia total return swaps referencing proprietary or third-party indices designed to capture systemic factor exposures across equity, fixed income, commodity and currency asset classes.

III. The following replaces the first sentence of the section titled “What are the fund’s main investment strategies and related risks? ─ Derivatives risk” in Franklin Dynamic Asset Allocation Equity Fund’s prospectus.

The fund may engage in a variety of transactions involving equity-related derivatives, such as certain foreign currency transactions, futures, options, warrants and swap contracts, including total return swaps, which may include risk premia total return swaps referencing proprietary or third-party indices designed to capture systemic factor exposures across equity, fixed income, commodity and currency asset classes.

IV. The following replaces the first sentence of the section titled “What are the fund’s main investment strategies and related risks? ─ Derivatives risk” in Franklin Multi-Asset Income Fund’s prospectus.

The fund may engage in a variety of transactions involving derivatives, such as futures, certain foreign currency transactions, options, warrants and swap contracts, including interest rate swaps and total return swaps which may include risk premia total return swaps referencing proprietary or third-party indices designed to capture systemic factor exposures across equity, fixed income, commodity and currency asset classes.

SCHEDULE A

Fund	Date of Prospectus
PUTNAM ASSET ALLOCATION FUNDS
Franklin Dynamic Asset Allocation Balanced Fund*	February 1, 2026
Franklin Dynamic Asset Allocation Conservative Fund*	February 1, 2026
Franklin Dynamic Asset Allocation Growth Fund*	February 1, 2026
Franklin Multi-Asset Income Fund	January 1, 2026

PUTNAM FUNDS TRUST
Franklin Dynamic Asset Allocation Equity Fund	October 1, 2026

PUTNAM VARIABLE TRUST
Putnam VT Global Asset Allocation Fund	May 1, 2026

Shareholders should retain this Supplement for future reference.